Risks and Financial Instruments - Summary the position of hedging instruments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Derivatives designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets		R$ 289,893		R$ 533,642	[1]
Fair value, Liabilities		(152,249)		(47,373)	[1]
Gains (losses), Results		R$ (1,180,344)		R$ (135,479)
Derivatives designated as hedge accounting [member] | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		BRL		BRL
Contracted rates-liabilities		Heating Oil/ RBOB		USD
Final maturity		Jul-23		Jan-22
Notional amount	[2]	R$ 181,880		R$ 68,361
Fair value, Assets		2,936		7,048	[1]
Fair value, Liabilities		(70,630)		(1,346)	[1]
Gains (losses), Results		R$ (944,896)		R$ 813
Derivatives designated as hedge accounting [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		IPCA +5.03%		4.59% + IPCA
Contracted rates-liabilities		102.87% DI		102.00% DI
Final maturity		Jun-32		Sept-28
Notional amount	[2]	R$ 3,226,054		R$ 2,226,054
Fair value, Assets		173,741		201,638	[1]
Fair value, Liabilities		(59,789)		(35,170)	[1]
Gains (losses), Results		R$ (143,762)		R$ (17,922)
Derivatives designated as hedge accounting [member] | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 4.95%		USD +4.65%
Contracted rates-liabilities		106.67% DI		104.87% DI
Final maturity		Sept-25		Sept-23
Notional amount	[2]	R$ 221,339		R$ 125,000
Fair value, Assets		106,550		212,509	[1]
Fair value, Liabilities		(9,243)		0	[1]
Gains (losses), Results		R$ (121,296)		R$ 11,712
Derivatives designated as hedge accounting [member] | Foreign exchange swap one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD +LIBOR-3M +1.14%		USD +LIBOR-3M
Contracted rates-liabilities		105.00% DI		105.00% DI
Final maturity		Jun-22		Jun-22
Notional amount	[2]	R$ 0		R$ 50,000
Fair value, Assets		0		109,332	[1]
Fair value, Liabilities		0		0	[1]
Gains (losses), Results		R$ (21,566)		R$ 10,779
Derivatives designated as hedge accounting [member] | Foreign exchange swap two [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		EUR + 3.42%
Contracted rates-liabilities		111.60% DI
Final maturity		Mar-23
Notional amount	[2]	R$ 9,709
Fair value, Assets		1,954
Fair value, Liabilities		0
Gains (losses), Results		R$ 2,573
Derivatives designated as hedge accounting [member] | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets				6.47%
Contracted rates-liabilities				99.94% DI
Final maturity				Nov-24
Notional amount	[2]			R$ 90,000
Fair value, Assets	[1]			0
Fair value, Liabilities	[1]			(9,044)
Gains (losses), Results				R$ (10,088)
Derivatives designated as hedge accounting [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		6.47%		BRL
Contracted rates-liabilities		99.94% DI		Heating Oil/ RBOB
Final maturity		Nov-24		Jan-22
Notional amount	[2]	R$ 90,000		R$ 120,260
Fair value, Assets		0		3,115	[1]
Fair value, Liabilities		(9,513)		(1,813)	[1]
Gains (losses), Results		R$ (5,069)		(130,773)
Derivatives designated as hedge accounting [member] | NDF one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		BRL
Contracted rates-liabilities		USD
Final maturity		Jan-23
Notional amount	[2]	R$ 127,233
Fair value, Assets		4,712
Fair value, Liabilities		(3,074)
Gains (losses), Results		53,762
Derivatives not designated as hedge accounting
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets		266,617	[1]	26,516
Fair value, Liabilities		(372,062)	[1]	(149,804)
Gains (losses), Results		R$ (792,278)		R$ (54,321)
Derivatives not designated as hedge accounting | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD		USD
Contracted rates-liabilities		BRL		BRL
Final maturity		Jul-23		Jun-22
Notional amount	[2]	R$ 1,116,702		R$ 625,762
Fair value, Assets		36,472	[1]	26,516
Fair value, Liabilities		(54,067)	[1]	(23,052)
Gains (losses), Results		R$ (440,359)		R$ 54,743
Derivatives not designated as hedge accounting | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		5.25%		5.25%
Contracted rates-liabilities		1.36%		DI - 1.36%
Final maturity		Jun-29		Jun-29
Notional amount	[2]	R$ 300,000		R$ 300,000
Fair value, Assets		0	[1]	0
Fair value, Liabilities		(308,821)	[1]	(126,752)
Gains (losses), Results		R$ (266,445)		R$ (109,081)
Derivatives not designated as hedge accounting | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		0.00%		2.67%
Contracted rates-liabilities		52.99%		100.00%
Final maturity		Jun-29		May-21
Notional amount	[2]	R$ 375,000		R$ 0
Fair value, Assets		230,145	[1]	0
Fair value, Liabilities		(9,174)	[1]	0
Gains (losses), Results		R$ (85,474)		R$ 17

[1]	Amounts, net of income tax.
[2]	Currency as indicated.